Employee benefit expenses and other operating income and expenses (Tables)	12 Months Ended
Dec. 31, 2021
Employee benefit expenses and other operating income and expenses [Abstract]
Employee benefit expense
The table below shows employee benefit expenses and number of employees for the years ended December 31, 2021, 2020 and 2019:

	For the year ended December 31,
	2021	2020	2019

Employee benefit expenses	78,758	54,464	32,246
Average monthly number of employees	655	441	306

Other operating income
The table below shows the detail of Other operating income and expenses for the years ended December 31, 2021, 2020 and 2019:

	For the year ended December 31,
Other operating income	2021	2020	2019

Grants	60,746	59,010	59,142
Insurance proceeds and other	13,925	40,515	34,632
Total	74,670	99,525	93,774

Other operating expenses
	For the year ended December 31,
Other operating expenses	2021	2020	2019
Raw materials and consumables used	(70,690)	(7,792)	(9,719)
Leases and fees	(9,332)	(2,531)	(1,850)
Operation and maintenance	(154,007)	(110,873)	(116,018)
Independent professional services	(39,177)	(40,193)	(41,579)
Supplies	(40,790)	(27,926)	(25,823)
Insurance	(45,429)	(37,638)	(23,971)
Levies and duties	(29,949)	(39,820)	(34,844)
Other expenses	(24,957)	(9,891)	(7,971)
Total	(414,330)	(276,666)	(261,776)